Schedule of Investments (unaudited)	BlackRock Ultra Short-Term Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Asset-Backed Securities
CarMax Auto Owner Trust
Series 2020-1, Class A2, 1.87%, 04/17/23 (Call 08/15/23)	$686	$688,084
Series 2020-3, Class A2A, 0.49%, 06/15/23 (Call 09/15/23)	2,847	2,848,802
Series 2020-3, Class A2B, 0.34%, 06/15/23, (1 mo. LIBOR US + 0.250%)	805	805,440
Series 20-4, Class A2A, 0.31%, 01/16/24 (Call 04/15/24)	10,316	10,323,157
Ford Credit Auto Lease Trust, Series 2020-B, Class A2A, 0.50%, 12/15/22 (Call 01/15/23)	10,220	10,225,668
Ford Credit Auto Owner Trust, Series 2020-B, Class A2, 0.50%, 02/15/23 (Call 11/15/23)	2,239	2,240,946
Honda Auto Receivables Owner Trust
Series 2020-2, Class A2, 0.74%, 11/15/22 (Call 07/15/23)	1,442	1,443,609
Series 20-3, Class A2, 0.27%, 02/21/23 (Call 08/18/23)	8,198	8,201,708

Total Asset-Backed Securities — 0.7%
(Cost: $36,751,226)		36,777,414

Certificates of Deposit
Banco Santander SA
0.18%, 12/03/21	10,000	10,001,888
0.26%, 09/23/21	10,000	10,002,290
0.28%, 11/08/21	25,000	25,011,207
Bank of America N.A., 0.00%, 07/08/22 (Call 12/08/21)(a)(b)	3,250	3,249,637
Bank of Montreal/Chicago IL
0.18%, 10/06/21, (3 mo. LIBOR US + 0.040%)(a)	22,000	22,001,568
0.21%, 08/10/21, (3 mo. LIBOR US + 0.050%)(a)	25,000	25,000,458
0.26%, 11/18/21, (3 mo. LIBOR US + 0.100%)(a)	5,000	5,001,514
Bank of Nova Scotia/Houston, 0.25%, 08/23/21, (3 mo. LIBOR US + 0.100%)(a)	15,000	15,001,194
Barclays Bank PLC
0.24%, 04/08/22	13,000	13,002,538
0.27%, 03/03/22	17,000	17,007,527
0.30%, 11/10/21	5,000	5,002,299
0.30%, 03/30/22	10,000	10,006,255
0.31%, 04/19/22	10,000	10,006,770
0.33%, 02/01/22	10,000	10,007,572
0.36%, 12/31/21	15,250	15,262,821
Bayerische Landesbank/New York, 0.59%, 02/03/22, (3 mo. LIBOR US + 0.470%)(a)	20,000	20,037,394
Canadian Imperial Bank of Commerce/New York
0.21%, 11/08/21, (3 mo. LIBOR US + 0.100%)(a)	5,000	5,000,790
0.22%, 12/13/21, (3 mo. LIBOR US + 0.1000%)(a)	3,000	3,001,122
0.34%, 08/06/21, (3 mo. LIBOR US + 0.160%)(a)	3,500	3,500,064
0.34%, 08/06/21, (3 mo. LIBOR US + 0.160%)(a)	10,000	10,000,182
Citibank N.A., 0.25%, 09/08/21	1,000	1,000,200
Cooperatieve Rabobank UA/NY, 0.18%, 10/20/21, (3 mo. LIBOR US + 0.050%)(a)	17,000	17,002,241
Credit Agricole Corporate and Investment Bank/New York, 0.43%, 11/15/21, (SOFR + 0.400%)(a)	6,500	6,503,720
Credit Industriel Et Commercial, 0.27%, 02/22/22	22,000	21,976,244
Credit Industriel et Commercial/New York
0.23%, 05/06/22, (3 mo. LIBOR US + 0.5000%)(a)	7,000	7,001,003
0.28%, 08/13/21	5,000	5,000,299
Credit Suisse AG/New York NY
0.27%, 04/08/22, (SOFR + 0.220%)(a)	5,000	5,000,924
0.30%, 12/29/21	4,000	4,002,157
0.34%, 11/01/21	20,000	20,009,844
	Par
Security	(000)	Value

0.35%, 11/16/21, (SOFR + 0.300%)(a)	$8,000	$8,004,231
0.40%, 08/03/21, (SOFR + 0.350%)(a)	10,000	10,000,307
0.50%, 10/28/22	15,000	14,989,404
Deutsche Bank AG, 0.36%, 11/19/21	54,000	54,029,024
HSBC Bank USA N.A., 0.38%, 11/17/21	8,000	8,006,522
Kookmin Bank/New York
0.33%, 02/07/22, (1 mo. LIBOR US + 0.230%)(a)	10,000	10,000,899
0.35%, 02/07/22, (1 mo. LIBOR US + 0.250%)(a)	4,500	4,500,881
0.44%, 10/22/21, (3 mo. LIBOR US + 0.300%)(a)	7,500	7,504,048
0.45%, 09/07/21, (3 mo. LIBOR US + 0.320%)(a)	9,000	9,002,527
Landesbank Baden-Wuerttemberg, 0.24%, 10/22/21	15,000	15,003,493
Letter of Credit Co., I LLC, 0.75%, 09/30/21	15,525	15,503,032
Lloyds Bank Corporate Markets PLC, 0.23%, 06/30/22	15,000	15,001,527
Lloyds Bank Corporate Markets PLC/New York NY, 0.22%, 09/15/21, (3 mo. LIBOR US + 0.100%)(a)	9,000	9,001,061
Mizuho Bank Ltd.
0.23%, 11/18/21	12,000	12,003,916
0.24%, 11/03/21	5,000	5,001,678
Mizuho Bank Ltd./New York NY
0.23%, 01/28/22	10,000	10,003,481
0.33%, 10/29/21	10,000	10,005,780
0.34%, 08/16/21	6,000	6,000,776
Morgan Stanley Bank N.A., 0.34%, 08/25/21, (SOFR + 0.300%)	15,000	15,000,747
MUFG BK Ltd., 0.23%, 07/15/22	25,000	25,001,208
National Westminster Bank PLC, 0.26%, 11/01/21	25,000	24,990,147
Natixis SA/New York NY
0.25%, 12/09/21, (3 mo. LIBOR US + 0.130%)(a)	3,000	3,001,414
0.34%, 11/16/21	10,000	10,007,166
Natixis/New York, 0.23%, 06/17/22, (SOFR + 0.180%)(a)	12,000	12,004,000
Nordea Bank Abp/New York NY
0.26%, 02/28/22, (3 mo. LIBOR US + 0.120%)(a)	12,500	12,508,830
0.40%, 01/07/22, (3 mo. LIBOR US + 0.260%)(a)	6,500	6,507,287
Norinchukin Bank
0.24%, 11/16/21	18,000	18,006,203
0.25%, 01/20/22	7,000	7,003,445
Norinchukin Bank/New York, 0.23%, 11/18/21, (SOFR + 0.180%)(a)	8,250	8,252,183
Oversea Chinese Bannking Corp., 0.18%, 03/09/22	15,000	15,000,922
Royal Bank of Canada/New York NY
0.18%, 10/08/21, (3 mo. LIBOR US + 0.050%)(a)	26,000	26,002,398
0.31%, 11/16/21	10,000	10,006,835
Shinhan Bank New York
0.33%, 02/10/22	5,000	5,002,560
0.33%, 02/11/22	10,750	10,755,532
Standard Chartered Bank/New York
0.18%, 10/01/21, (3 mo. LIBOR US + 0.030%)(a)	12,000	11,999,991
0.22%, 03/18/22, (3 mo. LIBOR US + 0.060%)(a)	3,900	3,900,009
0.24%, 04/25/22, (3 mo. LIBOR US + 0.090%)(a)	15,000	15,002,101
0.30%, 08/24/21, (3 mo. LIBOR US + 0.150%)(a)	10,750	10,750,963
0.30%, 04/14/22, (FEDL01 + 0.2000%)(a)	10,000	10,005,618
0.37%, 11/23/21, (SOFR + 0.320%)(a)	20,000	20,014,795
0.43%, 08/27/21	8,000	7,999,260
Sumitomo Mitsui Banking Corp./New York
0.50%, 10/12/21, (3 mo. LIBOR US + 0.380%)(a)	3,000	3,002,303
0.53%, 11/05/21, (3 mo. LIBOR US + 0.350%)(a)	23,500	23,521,034
0.70%, 07/15/22	10,000	10,039,691
Sumitomo Mitsui BKG Corp., 0.17%, 01/18/22	20,000	20,001,431
Svenska Handelsbanken/New York NY
0.18%, 10/15/21, (3 mo. LIBOR US + 0.050%)(a)	10,000	10,001,923
0.28%, 11/22/21	5,000	5,002,711

Schedule of Investments (unaudited) (continued)	BlackRock Ultra Short-Term Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

0.40%, 01/06/22, (3 mo. LIBOR US + 0.260%)(a)	$14,500	$14,516,192
Swedbank AB/New York, 0.18%, 10/20/21, (3 mo. LIBOR US + 0.050%)(a)	10,000	10,000,661
Toronto-Dominion Bank/NY
0.25%, 08/24/21, (3 mo. LIBOR US + 0.100%)(a)	10,000	10,000,775
0.25%, 02/16/22 (Call 11/16/21), (3 mo. LIBOR US + 0.200%)(a)	17,000	17,008,430
0.40%, 08/16/21	8,000	8,001,171
0.43%, 08/03/21	13,000	13,000,491

Total Certificates of Deposit — 17.5%
(Cost: $980,614,719)		980,984,736

Commercial Paper

ABB Treasury Centre USA Inc., 0.15%, 08/23/21	11,225	11,223,833
Alinghi Funding Co. LLC
0.22%, 08/12/21	5,000	4,999,838
0.29%, 10/08/21	7,000	6,998,462
AMEREN Corp., 0.14%, 08/03/21	15,000	14,999,782
American Electric Power Company Inc., 0.20%, 08/09/21	20,830	20,829,219
American Honda Finance
0.19%, 09/23/21	10,000	9,997,051
0.19%, 10/05/21	14,000	13,994,789
AMPHENOL Corp.
0.15%, 08/27/21	15,000	14,998,612
0.16%, 08/26/21	10,000	9,999,115
Antalis SA, 0.23%, 08/03/21	7,000	6,999,914
AT&T Inc.
0.25%, 10/19/21	18,000	17,993,925
0.41%, 12/14/21	74,000	73,951,845
0.43%, 12/16/21	12,000	11,991,984
Barclays Bank PLC, Series 10-10.28%, 07/22/22, (SOFR + 0.230%)(a)(c)	10,000	10,000,160
Barclays Capital Inc., 0.38%, 01/18/22	25,000	24,980,292
BASF SE, 0.11%, 08/02/21	8,000	7,999,933
Baxter International Inc.
0.16%, 08/16/21	17,599	17,597,828
0.21%, 10/21/21	38,217	38,199,818
BNZ International Funding Ltd., 0.20%, 01/12/22	10,600	10,593,890
BNZ International Funding Ltd./London, 0.29%, 09/10/21	4,750	4,749,557
BPCE SA
0.34%, 12/01/21	12,000	11,994,585
0.34%, 12/09/21	8,000	7,996,069
Brighthouse Financial Short Term Funding
0.21%, 04/26/22	29,750	29,703,144
0.21%, 04/27/22	13,900	13,878,026
Brookfield Infrastructure Holding
0.19%, 08/04/21	15,000	14,999,727
0.22%, 08/12/21	13,400	13,399,332
0.25%, 09/14/21	12,500	12,497,429
0.25%, 09/15/21	6,600	6,598,595
Canadian Imperial Bank of Commerce, 0.22%, 08/03/21, (3 mo. LIBOR US + 0.070%)(a)(c)	20,000	20,000,000
CenterPoint Energy Resources Corp., 0.18%, 08/20/21	5,000	4,999,580
Centerpoint Engy, 0.13%, 08/02/21	10,000	9,999,891
CHURCH & DWIGHT Co. Inc.
0.18%, 08/26/21	6,770	6,769,249
0.18%, 10/28/21	21,397	21,386,302
Collateralized Commpercial Paper Flex Co. LLC, 0.34%, 12/06/21	6,000	5,997,141
	Par
Security	(000)	Value

Collateralized Commpercial Paper V Co., 0.31%, 08/19/21	$10,000	$9,999,483
Concord Minutemen Capital, 0.32%, 03/01/22	24,000	23,970,468
Crown Point Capital Co. LLC
Series A, 0.29%, 12/08/21 (Call 09/03/21), (3 mo. LIBOR US + 0.160%)(a)(c)	9,000	9,002,619
Series A, 0.33%, 01/12/22 (Call 12/08/21)(c)	13,250	13,258,789
DBS Group Holdings Ltd., 0.31%, 09/07/21	22,700	22,696,557
Dominion Resources Inc.
0.19%, 10/12/21	3,484	3,482,646
0.19%, 10/19/21	10,535	10,530,401
0.19%, 10/22/21	20,000	19,990,853
0.21%, 10/26/21	12,000	11,994,163
0.22%, 08/02/21	11,808	11,807,871
Eaton Capital Unlimited, 0.20%, 08/04/21	80,000	79,998,545
Eaton Corp., 0.18%, 08/02/21	9,700	9,699,894
Enbridge Inc.
0.19%, 08/10/21	18,400	18,399,235
0.21%, 08/16/21	3,750	3,749,750
0.25%, 08/20/21	18,462	18,460,449
0.25%, 09/03/21	6,000	5,999,108
0.28%, 08/09/21	20,000	19,999,250
Enel Finance America
0.30%, 01/24/22	2,000	1,997,637
0.34%, 06/08/22	8,860	8,838,662
0.34%, 06/10/22	10,000	9,975,763
0.35%, 09/22/21	20,000	19,995,020
0.35%, 09/24/21	10,000	9,997,402
0.35%, 11/09/21	11,750	11,743,209
0.35%, 11/16/21	1,250	1,249,220
0.36%, 07/08/22	12,000	11,967,529
0.38%, 08/06/21	10,000	9,999,743
0.41%, 04/20/22	4,400	4,391,353
0.41%, 04/22/22	10,600	10,578,931
Eversource Energy, 0.15%, 08/04/21	10,000	9,999,819
Fidelity National Information Services Inc
0.24%, 08/16/21	15,000	14,999,008
0.25%, 08/13/21	35,000	34,998,135
0.26%, 08/09/21	25,000	24,999,070
Fiserv Inc.
0.14%, 08/19/21	5,000	4,999,550
0.15%, 08/26/21	15,000	14,998,110
Goldman Sachs Bank USA/New York NY
0.33%, 01/14/22	8,400	8,392,866
0.35%, 12/22/21	12,000	11,991,880
Hitachi Capital America
0.18%, 08/25/21	43,520	43,515,380
0.19%, 08/19/21	18,000	17,998,570
HSBC Bank PLC
0.26%, 09/13/21, (3 mo. LIBOR US + 0.140%)(a)(c)	5,000	5,000,687
0.27%, 08/31/21, (3 mo. LIBOR US + 0.140%)(a)(c)	7,000	7,000,767
0.27%, 02/02/22	10,000	9,991,066
0.32%, 11/05/21, (3 mo. LIBOR US + 0.140%)(a)(c)	12,000	12,002,681
0.33%, 01/03/22	13,000	12,988,208
0.39%, 08/06/21, (3 mo. LIBOR US + 0.210%)(a)(c)	10,000	10,000,192
0.44%, 08/02/21	15,000	14,999,862
Hyundai Capital America
0.14%, 08/09/21	16,000	15,999,533
0.22%, 10/29/21	32,260	32,246,137
0.33%, 09/20/21	10,325	10,322,927
0.35%, 12/16/21	9,600	9,592,846
0.37%, 10/26/21	17,500	17,492,771

Schedule of Investments (unaudited) (continued)	BlackRock Ultra Short-Term Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Ionic Capital II, 0.20%, 11/10/21	$5,200	$5,198,155
Keurig DR Pepper Inc., 0.20%, 08/27/21	22,435	22,432,418
Macquarie Bank Ltd.
0.26%, 11/12/21, (3 mo. LIBOR US + 0.100%)(a)(c)	5,000	5,001,233
0.27%, 04/29/22	15,000	14,978,274
0.35%, 11/18/21	10,000	9,995,560
0.35%, 11/19/21	15,000	14,993,233
National Bank of Canada, 0.22%, 08/11/21, (3 mo. LIBOR US + 0.050%)(a)(c)	20,000	20,000,274
Natwest Market PLC
0.40%, 01/04/22	13,050	13,040,091
0.40%, 01/27/22	20,000	19,981,900
Nutrien Ltd., 0.14%, 08/20/21	3,250	3,249,729
PPG Industries Inc.
0.15%, 08/20/21	29,360	29,357,551
0.18%, 09/24/21	9,880	9,877,433
0.18%, 09/28/21	20,000	19,994,333
0.18%, 09/29/21	8,275	8,272,602
0.42%, 08/02/21	25,364	25,363,723
Reckitt Benckiser Treasury Services PLC
0.27%, 09/22/21	8,875	8,872,471
0.27%, 09/23/21	8,875	8,872,424
0.27%, 09/24/21	5,250	5,248,448
Ridgefield Funding Co. LLC, 0.23%, 11/02/21	7,000	6,998,116
Rogers Communications Inc., 0.55%, 08/26/21	6,170	6,169,315
Salisbury Receivables Co. LLC, 0.30%, 02/18/22, (SOFR + 0.250%)(a)(c)	10,000	10,004,387
Shinhan Bank New York, 0.23%, 09/10/21	15,000	14,997,025
Societe Generale SA
0.23%, 01/31/22, (3 mo. LIBOR US + 0.100%)(a)(c)	10,000	10,005,040
0.31%, 05/03/22	10,000	9,986,090
0.35%, 01/10/22	10,000	9,994,060
0.37%, 12/13/21	15,000	14,993,310
Sumitomo Mitsui BKG Corp., 0.24%, 07/21/22	15,000	14,969,295
Suncor Energy Inc.
0.22%, 10/07/21	5,000	4,998,218
0.24%, 09/29/21	17,820	17,814,535
0.24%, 10/01/21	20,000	19,993,630
0.24%, 10/15/21	4,278	4,276,252
0.25%, 08/16/21	5,289	5,288,648
0.26%, 08/03/21	32,620	32,619,525
0.26%, 08/10/21	9,950	9,949,586
Svenska Handelsbanken/New York NY, 0.30%, 12/08/21	8,000	7,996,885
Telstra Corp. Ltd.
0.30%, 09/22/21	6,200	6,198,642
0.31%, 02/10/22	19,200	19,177,640
The Western Union Co., 0.15%, 08/02/21	40,000	39,999,520
TransCanada PipeLines Ltd.
0.16%, 08/19/21	4,290	4,289,659
0.20%, 09/22/21	9,355	9,352,586
0.22%, 08/03/21	4,200	4,199,939
UBS AG London, 0.24%, 03/30/22 (Call 12/30/21)	11,500	11,484,397
UBS AG/London
0.00%, 01/11/22 (Call 10/12/21), (SOFR + 0.250%)(a)(b)(c)	15,000	15,006,336
0.29%, 11/12/21 (Call 08/12/21), (3 mo. LIBOR US + 0.120%)(a)(c)	12,000	12,002,291
0.30%, 12/02/21 (Call 09/02/21), (3 mo. LIBOR US + 0.170%)(a)(c)	12,000	12,004,560
0.30%, 03/11/22	2,500	2,496,967
	Par
Security	(000)	Value

0.31%, 11/18/21 (Call 08/18/21), (3 mo. LIBOR US + 0.150%)(a)(c)	$10,000	$10,002,961
Volkswagen Group of America Finance LLC
0.52%, 10/25/21	35,000	34,962,022
0.52%, 11/08/21	15,000	14,980,768
0.52%, 11/10/21	8,000	7,989,494
VW CR Inc., 0.21%, 09/08/21	13,580	13,577,631
Walt Disney Co. (The)
0.24%, 06/15/22	16,940	16,905,367
0.25%, 07/15/22	10,950	10,924,769
Waste Management Inc.
0.32%, 07/25/22	21,600	21,559,176
0.40%, 08/09/21	22,000	21,999,181
0.45%, 09/10/21	43,000	42,992,074
WEC Energy Group Inc.
0.14%, 08/16/21	22,000	21,998,535
0.16%, 08/19/21	7,000	6,999,444

Total Commercial Paper — 36.8%
(Cost: $2,058,033,774)		2,058,511,260

Corporate Bonds & Notes

Aerospace & Defense — 0.2%
Raytheon Technologies Corp.
2.80%, 03/15/22 (Call 02/15/22)	6,000	6,081,685
3.65%, 08/16/23 (Call 07/16/23)(d)	4,000	4,232,973
		10,314,658
Agriculture — 0.2%
Cargill Inc., 0.40%, 02/02/24 (Call 01/02/24)(c)	10,165	10,138,496

Auto Manufacturers — 5.1%
American Honda Finance Corp.
0.25%, 01/21/22, (3 mo. LIBOR US + 0.120%)	7,000	7,004,081
0.30%, 02/22/23, (3 mo. LIBOR US + 0.150%)	8,820	8,821,935
0.55%, 09/08/23, (3 mo. LIBOR US + 0.420%)	5,790	5,823,452
0.61%, 02/15/22, (3 mo. LIBOR US + 0.450%)	14,400	14,434,763
0.65%, 09/08/23	20,000	20,106,929
2.20%, 06/27/22	10,100	10,282,362
BMW Finance NV, 2.25%, 08/12/22(c)	1,890	1,927,733
BMW U.S. Capital LLC
0.58%, 04/01/24, (SOFR + 0.530%)(c)	18,115	18,269,956
0.66%, 08/13/21, (3 mo. LIBOR US + 0.500%)(c)	5,000	5,001,020
0.80%, 04/01/24(c)	3,350	3,373,217
1.85%, 09/15/21 (Call 08/15/21)(c)	10,000	10,010,694
2.70%, 04/06/22 (Call 03/06/22)(c)	5,000	5,073,462
2.95%, 04/14/22(c)	5,000	5,095,760
Daimler Finance North America LLC
0.75%, 03/01/24(c)	26,690	26,762,513
2.55%, 08/15/22(c)	2,247	2,295,995
3.40%, 02/22/22(c)	5,000	5,084,785
Hyundai Capital America
0.80%, 04/03/23(c)	21,620	21,630,326
2.38%, 02/10/23(c)	7,560	7,750,125
2.85%, 11/01/22(c)	3,440	3,536,756
PACCAR Financial Corp., 0.80%, 06/08/23	2,760	2,783,329
Toyota Motor Credit Corp.
0.29%, 08/13/21, (3 mo. LIBOR US + 0.125%)	15,345	15,345,942
0.30%, 02/14/22, (3 mo. LIBOR US + 0.150%)	16,790	16,800,457
0.35%, 06/13/22, (SOFR + 0.300%)	15,000	15,014,550
0.39%, 10/14/22, (SOFR + 0.340%)	13,000	13,034,710
0.43%, 10/07/21, (3 mo. LIBOR US + 0.290%)	12,500	12,505,559

Schedule of Investments (unaudited) (continued)	BlackRock Ultra Short-Term Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Auto Manufacturers (continued)
0.45%, 07/22/22	$6,580	$6,594,906
Volkswagen Group of America Finance LLC
0.75%, 11/23/22(c)	15,025	15,079,455
0.99%, 09/24/21, (3 mo. LIBOR US + 0.860%)(c)	3,870	3,874,610
2.50%, 09/24/21(c)(d)	430	431,331
		283,750,713
Auto Parts & Equipment — 0.0%
Toyota Industries Corp., 3.11%, 03/12/22 (Call 02/12/22)(c)	1,000	1,015,221

Banks — 13.3%
ABN AMRO Bank NV
0.71%, 08/27/21, (3 mo. LIBOR US + 0.570%)(c)	3,000	3,001,086
3.40%, 08/27/21(c)	4,060	4,068,733
Australia & New Zealand Banking Group Ltd./New York NY, 2.55%, 11/23/21	2,000	2,014,683
Banco Santander SA, 0.70%, 06/30/24 (Call 06/30/23), (H15T1Y + 0.450%)	8,200	8,226,566
Bank of America Corp.
0.52%, 06/14/24 (Call 06/14/23), (SOFR + 0.410%)	18,580	18,583,288
2.82%, 07/21/23 (Call 07/21/22), (3 mo. LIBOR US + 0.930%)	9,410	9,623,420
3.00%, 12/20/23 (Call 12/20/22), (3 mo. LIBOR US + 0.790%)	10,000	10,351,440
3.12%, 01/20/23 (Call 01/20/22), (3 mo. LIBOR US + 1.160%)(d)	1,615	1,635,397
BNZ International Funding Ltd./London, 2.90%, 02/21/22(c)	3,700	3,754,918
BPCE SA
0.48%, 02/17/22, (SOFR + 0.440%)(c)	7,300	7,310,522
2.75%, 12/02/21	11,945	12,049,555
2.75%, 01/11/23(c)	4,000	4,141,049
Canadian Imperial Bank of Commerce, 0.84%, 06/16/22, (3 mo. LIBOR US + 0.720%)	3,480	3,500,409
Citigroup Inc.
0.90%, 11/04/22 (Call 11/04/21), (SOFR + 0.870%)	5,000	5,009,604
2.31%, 11/04/22 (Call 11/04/21), (SOFR + 0.867%)	5,000	5,025,204
2.75%, 04/25/22 (Call 03/25/22)	5,000	5,080,530
Cooperatieve Rabobank U.A., 3.88%, 02/08/22	1,925	1,961,523
Credit Agricole Corporate & Investment Bank SA, 0.40%, 01/15/23 (Call 01/15/22)	12,000	11,980,959
Credit Agricole Corporate and Investment Bank/New York, 0.60%, 09/09/21, (3 mo. LIBOR US + 0.480%)(a)	12,425	12,431,323
Credit Suisse AG/New York NY
0.44%, 02/02/24, (SOFR + 0.390%)	15,000	15,006,450
0.48%, 02/04/22, (SOFR + 0.450%)	16,000	16,022,916
0.50%, 02/02/24	5,335	5,322,013
1.00%, 05/05/23	5,000	5,054,472
2.10%, 11/12/21	6,855	6,891,955
2.80%, 04/08/22	6,300	6,410,456
DBS Group Holdings Ltd., 2.85%, 04/16/22(c)	3,267	3,321,797
DNB Bank ASA
0.75%, 12/02/22, (3 mo. LIBOR US + 0.620%)(c)	5,000	5,033,420
2.15%, 12/02/22(c)	9,455	9,692,348
DZ Bank AG Deutsche Zentral-Genossenschaftsbank/New York, 0.36%, 02/17/22, (3 mo. LIBOR US + 0.200%)(a)	27,000	27,014,629
Fifth Third Bank NA, 1.80%, 01/30/23 (Call 12/30/22)	4,560	4,660,359
Goldman Sachs Group Inc. (The)
0.52%, 03/08/23 (Call 03/08/22)	20,000	20,014,925
0.48%, 01/27/23 (Call 01/27/22)	5,000	5,002,697
0.63%, 11/17/23 (Call 11/17/22), (SOFR + 0.538%)	10,000	10,003,035
	Par
Security	(000)	Value

Banks (continued)
Series FRN, 0.46%, 01/27/23 (Call 01/27/22), (SOFR + 0.410%)	$12,000	$12,006,526
Series FRN, 0.57%, 11/17/23 (Call 11/17/22), (SOFR + 0.540%)	7,000	7,018,916
ING Bank NV, 2.05%, 08/15/21(c)	5,865	5,868,649
JPMorgan Chase & Co.
0.63%, 03/16/24 (Call 03/16/23), (SOFR + 0.580%)	20,000	20,129,274
0.70%, 03/16/24 (Call 03/16/23), (SOFR + 0.580%)	10,000	10,039,800
2.97%, 01/15/23 (Call 01/15/22)	7,000	7,084,077
3.21%, 04/01/23 (Call 04/01/22), (3 mo. LIBOR US + 0.695%)	4,118	4,196,773
KeyBank N.A./Cleveland OH, 3.30%, 02/01/22	2,115	2,147,898
KeyBank NA/Cleveland OH
0.37%, 06/14/24 (Call 06/14/23), (SOFR + 0.320%)	15,565	15,600,449
0.43%, 06/14/24 (Call 06/14/23), (SOFR + 0.320%)	10,000	10,011,365
Kookmin Bank/Seoul, 0.50%, 08/03/22, (SOFR + 0.450%)(c)	10,535	10,541,539
Korea Development Bank (The)
0.51%, 02/18/23, (3 mo. LIBOR US + 0.350%)	16,455	16,481,101
0.60%, 03/21/22, (SOFR + 0.550%)(c)	12,500	12,527,310
Macquarie Bank Ltd.
0.44%, 12/16/22(c)	7,460	7,474,474
0.60%, 11/24/21, (3 mo. LIBOR US + 0.450%)(c)	26,000	26,031,561
2.10%, 10/17/22(c)	9,450	9,662,156
Mitsubishi UFJ Financial Group Inc.
2.62%, 07/18/22	3,335	3,410,622
3.00%, 02/22/22	4,975	5,051,671
Morgan Stanley
0.53%, 01/25/24 (Call 01/25/23), (SOFR + 0.455%)	10,000	10,002,784
0.56%, 11/10/23 (Call 11/10/22), (SOFR + 0.466%)	15,000	15,025,584
0.73%, 04/05/24 (Call 04/05/23), (SOFR + 0.610%)	30,000	30,100,824
0.75%, 01/20/23 (Call 01/20/22), (SOFR + 0.700%)	32,000	32,085,790
2.63%, 11/17/21	6,000	6,043,003
MUFG Bank Ltd., 2.85%, 09/08/21(c)	5,674	5,688,838
MUFG Union Bank N.A., 3.15%, 04/01/22 (Call 03/01/22)	4,000	4,068,939
National Australia Bank Ltd., 0.53%, 12/13/22, (3 mo. LIBOR US + 0.410%)(c)	3,500	3,517,499
National Australia Bank Ltd./New York
1.88%, 12/13/22	4,460	4,564,449
3.38%, 09/20/21	2,100	2,108,274
3.70%, 11/04/21	3,035	3,061,980
Nordea Bank Abp, 1.00%, 06/09/23(c)	3,135	3,173,342
Nordea Bank Abp/New York NY
0.30%, 01/27/23	8,000	8,011,515
0.36%, 01/28/22, (3 mo. LIBOR US + 0.230%)(a)	10,000	10,011,226
Santander UK PLC
2.10%, 01/13/23	2,105	2,159,623
3.75%, 11/15/21	5,000	5,049,432
Skandinaviska Enskilda Banken AB
0.76%, 12/12/22, (3 mo. LIBOR US + 0.645%)(c)	3,000	3,022,614
2.20%, 12/12/22(c)	2,845	2,918,614
3.05%, 03/25/22(c)	3,000	3,052,530
Sumitomo Mitsui Banking Corp., 3.95%, 01/12/22(c)	2,000	2,032,778
Sumitomo Mitsui Banking Corp./New York
0.52%, 11/12/21, (3 mo. LIBOR US + 0.350%)(a)	5,000	5,004,843
0.55%, 11/05/21, (3 mo. LIBOR US + 0.370%)(a)	2,000	2,001,893
0.57%, 09/10/21, (3 mo. LIBOR US + 0.440%)(a)	5,000	5,002,483
Sumitomo Mitsui Financial Group Inc., 0.51%, 01/12/24	3,580	3,576,285
Sumitomo Mitsui Trust Bank Ltd., 0.80%, 09/12/23(c)	12,744	12,840,141
Suncorp-Metway Ltd., 2.80%, 05/04/22(c)	895	912,255

Schedule of Investments (unaudited) (continued)	BlackRock Ultra Short-Term Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
Svenska Handelsbanken AB, 0.63%, 06/30/23(c)	$6,310	$6,349,473
Swedbank AB
0.60%, 09/25/23(c)(d)	12,000	12,021,120
1.30%, 06/02/23(c)	6,680	6,785,811
Truist Bank, 1.25%, 03/09/23 (Call 02/09/23)	15,000	15,219,296
U.S. Bank NA/Cincinnati OH, 0.59%, 05/23/22 (Call 04/23/22), (3 mo. LIBOR US + 0.440%)	4,750	4,765,235
UBS AG/London
0.36%, 06/01/23, (SOFR + 0.320%)(c)	8,470	8,493,977
0.38%, 06/01/23(c)	4,440	4,438,100
0.39%, 02/09/24, (SOFR + 0.360%)(c)	5,000	5,017,731
0.45%, 02/09/24(c)	7,000	6,973,551
1.75%, 04/21/22 (Call 03/21/22)(c)	6,085	6,145,413
Wells Fargo Bank N.A.
0.65%, 10/22/21 (Call 09/21/21), (3 mo. LIBOR US + 0.510%)	2,000	2,001,435
0.78%, 09/09/22 (Call 09/09/21), (3 mo. LIBOR US + 0.660%)	15,000	15,012,083
Westpac Banking Corp.
2.00%, 08/19/21	7,245	7,251,057
2.00%, 01/13/23	2,375	2,434,146
		742,431,808
Beverages — 0.8%
Coca-Cola Europacific Partners PLC, 0.50%, 05/05/23(c)	42,000	41,994,316
PepsiCo Inc., 0.75%, 05/01/23	1,615	1,629,444
		43,623,760
Biotechnology — 0.6%
Gilead Sciences Inc.
0.27%, 09/17/21, (3 mo. LIBOR US + 0.150%)	14,100	14,102,050
0.67%, 09/29/23 (Call 09/29/21), (3 mo. LIBOR US + 0.520%)	10,800	10,806,201
0.75%, 09/29/23 (Call 09/29/21)	10,295	10,300,507
		35,208,758
Chemicals — 0.1%
Air Liquide Finance SA, 1.75%, 09/27/21 (Call 08/27/21)(c)	3,000	3,003,570

Diversified Financial Services — 0.3%
American Express Co., 0.78%, 11/05/21 (Call 10/05/21), (3 mo. LIBOR US + 0.600%)	10,193	10,200,976
LSEGA Financing PLC, 0.65%, 04/06/24 (Call 03/06/24)(c)	3,895	3,905,588
		14,106,564
Electric — 4.6%
Dominion Energy Inc., Series D, 0.65%, 09/15/23
(Call 09/15/21), (3 mo. LIBOR US + 0.530%)	30,560	30,576,985
Duke Energy Corp.
0.30%, 06/10/23, (SOFR + 0.250%)	14,765	14,767,330
2.40%, 08/15/22 (Call 07/15/22)	5,000	5,099,773
Duke Energy Florida LLC, Series A, 0.39%, 11/26/21, (3 mo. LIBOR US + 0.250%)	9,703	9,708,561
Duke Energy Progress LLC, Series A, 0.34%, 02/18/22, (3 mo. LIBOR US + 0.180%)	37,641	37,641,681
Eversource Energy, Series K, 2.75%, 03/15/22 (Call 02/15/22)	12,627	12,795,066
Florida Power & Light Co.
0.28%, 05/10/23 (Call 11/10/21), (SOFR + 0.250%)	11,020	11,022,133
0.51%, 07/28/23, (3 mo. LIBOR US + 0.380%)	11,470	11,470,517
NextEra Energy Capital Holdings Inc.
0.42%, 02/22/23 (Call 08/22/21), (3 mo. LIBOR US + 0.270%)	45,000	45,005,626
	Par
Security	(000)	Value

Electric (continued)
0.58%, 03/01/23, (SOFR + 0.540%)	$9,305	$9,349,534
0.87%, 02/25/22, (3 mo. LIBOR US + 0.720%)	3,000	3,010,242
1.95%, 09/01/22	15,000	15,261,564
2.40%, 09/01/21	5,925	5,935,024
2.90%, 04/01/22	2,260	2,299,431
PPL Electric Utilities Corp.
0.38%, 06/24/24 (Call 06/24/22), (SOFR + 0.330%)	8,065	8,068,710
0.40%, 09/28/23 (Call 09/28/22), (3 mo. LIBOR US + 0.250%)	8,710	8,711,667
WEC Energy Group Inc., 0.55%, 09/15/23	16,705	16,729,671
Xcel Energy Inc., 0.50%, 10/15/23 (Call 09/15/23)	7,560	7,568,980
		255,022,495
Electronics — 0.5%
Honeywell International Inc.
0.38%, 08/19/22 (Call 08/19/21), (3 mo. LIBOR US + 0.230%)	10,460	10,461,559
0.48%, 08/19/22 (Call 08/19/21)	18,330	18,332,577
		28,794,136
Food — 0.2%
Hormel Foods Corp., 0.65%, 06/03/24 (Call 06/03/22)	12,125	12,164,528

Gas — 0.9%
Atmos Energy Corp.
0.50%, 03/09/23 (Call 09/09/21), (3 mo. LIBOR US + 0.380%)	23,770	23,776,154
0.63%, 03/09/23 (Call 09/09/21)	8,175	8,177,094
CenterPoint Energy Resources Corp., 0.70%, 03/02/23 (Call 09/02/21)	15,935	15,939,511
		47,892,759
Health Care - Services — 0.4%
Roche Holdings Inc., 0.28%, 03/05/24, (SOFR + 0.240%)(c)	5,370	5,375,240
UnitedHealth Group Inc., 0.55%, 05/15/24 (Call 05/15/22)	15,135	15,159,680
		20,534,920
Insurance — 2.5%
Jackson National Life Global Funding, 0.65%, 01/06/23, (SOFR + 0.600%)(c)	26,000	26,136,229
MassMutual Global Funding II, 0.85%, 06/09/23(c)	8,328	8,413,945
MET Tower Global Funding, 0.60%, 01/17/23, (SOFR + 0.550%)(c)	22,000	22,140,382
Metropolitan Life Global Funding I
0.37%, 01/07/24, (SOFR + 0.320%)(c)	27,000	27,064,510
0.39%, 09/08/22, (SOFR + 0.350%)(c)(d)	23,000	23,056,486
0.55%, 06/07/24(c)	3,590	3,589,516
0.62%, 01/13/23, (SOFR + 0.570%)(c)	16,460	16,566,003
Protective Life Global Funding
0.50%, 04/12/23(c)	8,120	8,134,988
0.63%, 10/13/23(c)	4,820	4,840,635
		139,942,694
Internet — 0.3%
Amazon.com Inc.
0.25%, 05/12/23	9,205	9,201,825
0.45%, 05/12/24	8,175	8,174,254
		17,376,079
Machinery — 0.8%
Caterpillar Financial Services Corp.
0.28%, 05/17/24, (SOFR + 0.245%)	10,000	10,006,290
0.36%, 01/06/22, (3 mo. LIBOR US + 0.220%)	2,085	2,086,734
0.37%, 11/12/21, (3 mo. LIBOR US + 0.200%)	7,000	7,003,788
0.90%, 05/13/22, (3 mo. LIBOR US + 0.735%)	5,000	5,027,705

Schedule of Investments (unaudited) (continued)	BlackRock Ultra Short-Term Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Machinery (continued)
0.95%, 05/13/22	$12,000	$12,073,058
John Deere Capital Corp., 0.55%, 07/05/22	11,060	11,101,205
		47,298,780
Manufacturing — 0.3%
Siemens Financieringsmaatschappij NV, 0.48%, 03/11/24, (SOFR + 0.43%)(c)	18,980	19,120,072

Media — 0.1%
Walt Disney Co. (The), 0.38%, 09/01/21, (3 mo. LIBOR US + 0.250%)	4,320	4,321,056

Oil & Gas — 0.7%
Chevron Corp., 1.14%, 05/11/23	4,510	4,577,317
Chevron USA Inc., 0.36%, 08/11/23, (3 mo. LIBOR US + 0.200%)	37,065	37,157,152
		41,734,469
Oil & Gas Services — 0.0%
Schlumberger Finance Canada Ltd., 2.65%, 11/20/22 (Call 10/20/22)(c)	2,500	2,567,615

Pharmaceuticals — 1.1%
AbbVie Inc.
2.15%, 11/19/21	23,000	23,134,177
3.45%, 03/15/22 (Call 01/15/22)	5,442	5,518,690
5.00%, 12/15/21 (Call 09/16/21)	7,000	7,040,003
AstraZeneca PLC
0.30%, 05/26/23	24,000	24,008,308
2.38%, 06/12/22 (Call 05/12/22)	764	776,913
Merck & Co. Inc., 2.35%, 02/10/22	1,998	2,021,057
Pfizer Inc., 3.00%, 09/15/21	1,670	1,675,707
		64,174,855
Pipelines — 0.3%
Enbridge Inc., 0.43%, 02/17/23, (SOFR + 0.400%)	11,350	11,371,199
Enterprise Products Operating LLC, 3.50%, 02/01/22	7,565	7,686,246
		19,057,445
Retail — 0.9%
7-Eleven Inc., 0.61%, 08/10/22 (Call 08/10/21), (3 mo. LIBOR US + 0.450%)(c)	51,240	51,252,868

Savings & Loans — 0.5%
Nationwide Building Society
0.55%, 01/22/24(c)	16,520	16,500,661
2.00%, 01/27/23(c)	10,890	11,164,673
		27,665,334
Semiconductors — 0.6%
NVIDIA Corp.
0.31%, 06/15/23 (Call 06/15/22)	28,000	27,978,641
0.58%, 06/14/24 (Call 06/14/22)	5,305	5,326,264
		33,304,905
Software — 0.4%
Adobe Inc., 1.70%, 02/01/23	4,010	4,096,343
Oracle Corp., 1.90%, 09/15/21 (Call 08/15/21)	5,000	5,006,383
Roper Technologies Inc., 0.45%, 08/15/22	2,390	2,392,281
salesforce.com Inc., 0.63%, 07/15/24 (Call 07/15/22)	9,415	9,440,376
		20,935,383
Telecommunications — 1.1%
Bell Canada, Series US-3, 0.75%, 03/17/24	15,081	15,163,369
NTT Finance Corp., 0.58%, 03/01/24(c)	6,005	6,008,459
Rogers Communications Inc., 0.73%, 03/22/22, (3 mo. LIBOR US + 0.600%)	18,675	18,723,480
	Par
Security	(000)	Value

Telecommunications (continued)
Verizon Communications Inc.
0.55%, 03/22/24, (SOFR + 0.500%)	$16,955	$17,067,889
0.75%, 03/22/24(d)	3,580	3,596,217
		60,559,414
Transportation — 0.1%
Ryder System Inc., 2.88%, 06/01/22 (Call 05/01/22)	4,899	4,994,984

Total Corporate Bonds & Notes — 36.9%
(Cost: $2,055,725,981)		2,062,308,339

Municipal Debt Obligations

Arizona — 0.1%
County of Pima AZ COP
0.38%, 12/01/21	1,950	1,950,488
0.48%, 12/01/22	1,020	1,021,948
		2,972,436
California — 0.4%
California Health Facilities Financing Authority RB, 0.42%, 06/01/22	2,400	2,401,512
County of Fresno CA, 0.25%, 06/30/22	19,900	19,899,602
Port of Oakland RB, 0.82%, 05/01/23	480	482,645
		22,783,759
Connecticut — 0.0%
Connecticut Housing Finance Authority RB, Class A4, 0.30%, 11/15/22 (Call 01/15/22)	580	579,658

Hawaii — 0.1%
State of Hawaii GO, 0.43%, 10/01/22	4,945	4,952,714

New York — 3.2%
City of New York NY GO
Class A2 0.31%, 08/01/21	13,350	13,350,000
Class B2 0.40%, 11/01/21	4,990	4,991,447
Class D 0.43%, 08/01/22	5,575	5,582,192
Deutsche Bank Spears/Lifers Trust, 0.27%, 04/01/31 ( 08/09/21)(c)(e)	51,500	51,500,000
Long Island Power Authority RB
0.66%, 03/01/22 (Call 08/30/21)	665	665,033
0.76%, 03/01/23 (Call 06/01/22)	1,290	1,292,709
Mizuho Floater/Residual Trust RB
VRDN, 0.41%, 02/01/23 (Put 08/30/21)(a)(c)(e)	13,000	13,000,000
VRDN, 0.41%, 07/01/25 (Put 09/03/21)(a)(c)(e)	5,500	5,500,000
VRDN, 0.41%, 09/01/27 (Put 09/03/21)(a)(c)(e)	11,000	11,000,000
VRDN, 0.41%, 12/01/58 (Put 12/01/21)(a)(c)(e)	3,500	3,500,000
VRDN, 0.41%, 03/01/31 (Put 09/03/21)(a)(c)(e)	18,000	18,000,000
VRDN, 0.41%, 03/01/31 (Put 09/03/21)(a)(c)(e)	9,090	9,090,000
VRDN, 0.41%, 02/15/41 (Put 08/30/21)(a)(c)(e)	4,690	4,690,022
VRDN, 0.41%, 11/01/56 (Put 03/01/22)(a)(c)(e)	250	250,000
Port Authority of New York & New Jersey RB, Series AAA, 1.09%, 07/01/23	12,570	12,729,011
Taxable Municipal Funding Trust RB
VRDN, 0.29%, 01/16/25 (Put 07/30/21)(a)(c)(e)	2,170	2,170,000
VRDN, 0.29%, 04/01/25 (Put 10/03/21)(a)(c)(e)	355	355,000
VRDN, 0.29%, 09/01/30 (Put 05/01/25)(a)(c)(e)	8,370	8,370,000
VRDN, 0.29%, 02/01/31 (Put 09/03/21)(a)(c)(e)	400	400,000
VRDN, 0.29%, 11/15/54 (Put 11/15/26)(a)(c)(e)	750	750,000
VRDN, 0.29%, 05/15/56 (Put 01/15/26)(a)(c)(e)	7,500	7,500,000

Schedule of Investments (unaudited) (continued)	BlackRock Ultra Short-Term Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

New York (continued)
Tender Option Bond Trust Receipts/Certificates, 0.31%, 01/01/39 (Put 08/05/21)(a)(c)(e)	$4,175	$4,175,000
		178,860,414
Texas — 0.2%
City of Houston Texas Airport System Revenue RB, 0.88%, 07/01/22	690	693,105
Dallas FT Worth International Airport, RB, 0.38%, 08/25/21	11,335	11,335,793
		12,028,898
Total Municipal Debt Obligations — 4.0%
(Cost $221,995,386)		222,177,879

Repurchase Agreements

Bank of America Securities Inc., 0.40%, 12/31/50 (Purchased on 03/09/21 to be repurchased at $35,001,167, collateralized by non-agency mortgage-backed security, 1.25% to 3.20%, due 01/27/27 to 02/23/23, par and fair value of $36,588,504 and $36,170,000, respectively)	35,000	35,000,000
Bank of America Securities Inc., 0.68%, 12/31/50 (Purchased on 03/09/21 to be repurchased at $7,000,397, collateralized by non-agency mortgage-backed security, 5.88% to 10.88, due 01/09/25 to 23/10/55, par and fair value of $6,944,000 and $7,629,253, respectively)	7,000	7,000,000
Citigroup Global Markets Inc., 0.36%, 12/31/50 (Purchased on 03/09/21 to be repurchased at $9,000,270, collateralized by non-agency mortgage-backed security, 1.85% to 3.90%, due 05/13/24 to 04/01/25, par and fair value of $8,803,000 and $9,206,337 respectively)	9,000	9,000,000
Citigroup Global Markets Inc., 0.38%, 12/31/50 (Purchased on 03/09/21 to be repurchased at $12,000,380, collateralized by non-agency mortgage-backed security, 3.35% to 3.79%, due 11/15/23 to 07/23/24, par and fair value of $11,426,000 and $12,297,713, respectively)	12,000	12,000,000
Credit Suisse Securities (USA) LLC, 0.76%, 12/31/50 (Purchased on 03/09/21 to be repurchased at $25,001,396, collateralized by non-agency mortgage-backed security, 3.50% to 6.00%, due 03/20/26 to 07/25/51, par and fair value of $28,654,000 and $28,713,081, respectively)	25,000	25,000,000
Goldman Sachs & co., 0.57%, 12/31/50 (Purchased on 03/09/21 to be repurchased at $125,720,340, collateralized by non-agency mortgage-backed security, 0.00% to 8.25%, due 11/14/21 to 04/01/40, par and fair value of $125,166,623 and $130,529,660, respectively)	60,000	60,000,000
Mizuho Securities USA Inc., 0.49%, 12/31/50 (Purchased on 03/09/21 to be repurchased at $6,000,245, collateralized by U.S. Treasury Obligation, 1.88% to 2.38%, due 11/15/49 to 02/15/51, par and fair value of $6,069,600 and $6,070,745, respectively)	6,000	6,000,000
Mizuho Securities USA Inc., 0.53%, 12/31/50 (Purchased on 03/09/21 to be repurchased at $11,000,486, collateralized by U.S. Treasury Obligation, 0.00% to 6.31%, due 04/25/35 to 02/15/54, par and fair value of $38,371,000 and $12,639,386, respectively)	11,000	11,000,000
	Par/
	Shares
Security	(000)	Value

Tri-Party BNP Paribas, 0.47% 12/31/50 (Purchased on 03/09/21 to be repurchased at $20,000,783, collateralized by non-agency mortgage-backed security, 3.37% to 11.0%, due 03/15/23 to 01/01/99, par and fair value of $20,859,685 and 21,808,232 respectively)	$20,000	$20,000,000
Wells Fargo Securities, 0.31%, 08/11/21 (Purchased on 03/09/21 to be repurchased at $100,000,258, collateralized by non-agency mortgage-backed security, 0.50%, due 05/24/23, par and fair value of $10,139,000 and $10,191,520, respectively)	10,000	10,000,000
Wells Fargo Securities, 0.31%, 08/16/21 (Purchased on 03/09/21 to be repurchased at $11,000,284, collateralized by non-agency mortgage-backed security, 1.19% to 4.01%, due 11/15/34 to 11/25/51, par and fair value of $11,641,644 and 11,748,526, respectively)	11,000	11,000,000
Wells Fargo Securities, 0.47%, 09/07/21 (Purchased on 03/09/21 to be repurchased at $18,000,705, collateralized by non-agency mortgage-backed security, 0.00% to 6.35%, due 02/28/24 to 06/17/49, par and fair value of $34,938,341 and 20,666,858, respectively)	18,000	18,000,000

Total Repurchase Agreements — 4.0%
(Cost: $224,000,000)		224,000,000

Money Market Funds

BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(f)(g)(h)	5,850	5,852,589

Total Money Market Funds — 0.1%
(Cost: $5,852,600)		5,852,589

Total Investments in Securities — 100.0%
(Cost: $5,582,973,686)		5,590,612,217

Other Assets, Less Liabilities — (0.0)%		(164,400)
Net Assets — 100.0%		$5,590,447,817

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)	Zero-coupon bond.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	All or a portion of this security is on loan.
(e)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	BlackRock Ultra Short-Term Bond ETF
July 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$5,852,618	(a)	$—		$(18)	$(11)	$5,852,589	5,850	$531	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	53,040,000	—		(53,040,000	)(a)	—	—	—	—	4,429		—
						$(18)	$(11)	$5,852,589		$4,960		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Asset-Backed Securities	$—	$36,777,414	$—	$36,777,414
Certificates of Deposit	—	980,984,736	—	980,984,736
Commercial Paper	—	2,058,511,260	—	2,058,511,260
Corporate Bonds & Notes	—	2,062,308,339	—	2,062,308,339
Municipal Debt Obligations	—	222,177,879	—	222,177,879
Repurchase Agreements	—	224,000,000	—	224,000,000
Money Market Funds	5,852,589	—	—	5,852,589
	$5,852,589	$5,584,759,628	$—	$5,590,612,217

Portfolio Abbreviations - Fixed Income

COP	Certificates of Participation	RB	Revenue Bond
CR	Custodian Receipt	SOFR	Secured Overnight Financing Rate
GO	General Obligation
LIBOR	London Interbank Offered Rate